Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Performance plan information	Performance share plans at 31 December 2024:

Plan	Performance shares outstanding at target	Confirmed payout (% of target)	Performance period	Settlement year
2021	251 552	12%	2021–2023	2024/2025
2022	10 752 500	0%	2022–2024	2025/2026
2023	13 675 400	—	2023–2025	2026/2027
2024	19 057 490	—	2024–2026	2027/2028

Amount of outstanding shares and weighted average grant date fair value	Share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of shares outstanding at target	Weighted average grant date fair value (EUR)	Number of shares outstanding	Weighted average grant date fair value (EUR)
1 January 2022	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(1)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628
Granted	15 207 400	3.10	45 322 400	3.36
Forfeited	(3 916 744)		(1 998 801)
Vested(1)	(31 691 700)		(3 175 287)
31 December 2023	43 346 804		94 675 940
Granted	19 202 484	3.65	57 602 936	3.48
Forfeited	(3 589 329)		(5 471 235)
Vested(1)	(15 223 017)		(23 834 342)
31 December 2024	43 736 942		122 973 299
(1)Vested performance shares at target are to be multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settled.